Goodwill and Other Intangible Assets 2 (Details) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 21, 2011 Scantron Segment [Member]	Dec. 31, 2012 Tradenames [Member]	Dec. 31, 2011 Tradenames [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Tradenames [Member]	Dec. 31, 2011 Tradenames [Member]	Dec. 21, 2011 Tradenames [Member] Scantron Segment [Member]	Dec. 31, 2012 Tradenames [Member] Minimum [Member]	Dec. 31, 2012 Tradenames [Member] Maximum [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2012 Software [Member] Minimum [Member]	Dec. 31, 2012 Software [Member] Maximum [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] HFS Disposal Group [Member]	Dec. 31, 2012 Successor [Member] HFS Disposal Group [Member]	Dec. 31, 2011 Successor [Member] Software [Member]	Dec. 31, 2012 Successor [Member] Software [Member]	Dec. 31, 2011 Successor [Member] Software [Member] HFS Disposal Group [Member]	Dec. 31, 2012 Successor [Member] Software [Member] HFS Disposal Group [Member]	Dec. 31, 2012 Successor [Member] Fair Value, Measurements, Nonrecurring [Member] Harland Financial Solutions Segment [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] HFS Disposal Group [Member]	Dec. 31, 2010 Predecessor [Member] HFS Disposal Group [Member]	Dec. 21, 2011 Predecessor [Member] Harland Financial Solutions Segment [Member]	Dec. 21, 2011 Predecessor [Member] Scantron Segment [Member]	Dec. 21, 2011 Predecessor [Member] Software [Member]	Dec. 31, 2010 Predecessor [Member] Software [Member]	Dec. 21, 2011 Predecessor [Member] Software [Member] HFS Disposal Group [Member]	Dec. 31, 2010 Predecessor [Member] Software [Member] HFS Disposal Group [Member]	Dec. 21, 2011 Predecessor [Member] Fair Value, Measurements, Nonrecurring [Member] Scantron Segment [Member]	Dec. 21, 2011 Predecessor [Member] Fair Value, Measurements, Nonrecurring [Member] Scantron Segment [Member] Asset impairment charges [Member]	Dec. 21, 2011 Predecessor [Member] Fair Value, Measurements, Nonrecurring [Member] Faneuil [Member] Asset impairment charges [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Useful Life (in years)									3 years	19 years			15 years	15 years	25 years			3 years	9 years
Gross Carrying Amount	$ 1,685,900,000		$ 1,671,600,000				$ 1,528,000,000	$ 1,528,000,000			$ 101,400,000	$ 101,400,000				$ 56,500,000	$ 42,200,000
Accumulated Amortization	151,100,000		13,400,000				132,700,000	12,300,000			5,300,000	100,000				13,100,000	1,000,000
Net Carrying Amount	1,534,800,000		1,658,200,000				1,395,300,000	1,515,700,000			96,100,000	101,300,000				43,400,000	41,200,000
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets					800,000	800,000
Intangible Assets Excluding Goodwill [Abstract]
Gross Carrying Amount	1,686,700,000		1,672,400,000
Amortization of Intangible Assets																				4,100,000	137,700,000	900,000	29,300,000	400,000	12,100,000	300,000	10,700,000		117,500,000	109,000,000	21,600,000	23,400,000			9,000,000	9,100,000	7,100,000	8,200,000
Net Carrying Amount	1,535,600,000		1,659,000,000
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Year ending December 31, 2013	128,900,000
Year ending December 31, 2014	120,800,000
Year ending December 31, 2015	112,700,000
Year ending December 31, 2016	101,500,000
Year ending December 31, 2017	97,000,000
Goodwill, Impairment Loss	0	0		102,200,000																									102,200,000				0	102,200,000					102,200,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)																																							4,200,000	4,200,000
Impairment of Intangible Assets, Finite-lived																												$ 100,000												$ 1,900,000	$ 2,700,000